Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Schedule of level 3 fair value measurements
As of October 4, 2021

Volatility	192.85%
Stock price	7.59
Expected life of the warrants to convert	3.81
Risk free rate	0.97%
Dividend yield	0.0%